Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses		$ 802	$ 1,074	$ 2,378	$ 2,303	$ 4,124	$ 2,567
Salaries [Member]
General and administrative expenses						461	443
Professional services [Member]
General and administrative expenses						1,832	627
Share based payments for consultants [Member]
General and administrative expenses						98	276
Rent office expenses and communication [Member]
General and administrative expenses						372	323
Insurance [Member]
General and administrative expenses						627	507
Settlement Fees [Member]
General and administrative expenses	[1]					345
Travel [Member]
General and administrative expenses							6
Director [Member]
General and administrative expenses						59	48
Other Expense [Member]
General and administrative expenses						$ 330	$ 337

[1]	See note 12(b)